Note 16 - Deferred Compensation Plan (Details Textual)	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Minimum Age Requirement for Deferred Compensation	65
Deferred Compensation Liability, Current and Noncurrent	$ 825,599	$ 906,259
Defined Benefit Plan, Benefits Paid	135,885	131,652
Pension and Other Postretirement Benefit Expense	57,125	196,869	$ 69,653
Fee Income Recognized With Deferred Compensation Plans	$ 165,128	174,675	$ 167,911
Bank Owned Life Insurance Income		$ 137,058